Fair Value Measurements (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy
Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$300,012,660	$300,046,957
Liabilities:
Warrant liabilities	1	28,900,000	—
Warrant liabilities	3	16,906,666	27,253,333

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$300,046,957
Liabilities:
Warrant liabilities	3	27,253,333

Schedule of monte carlo simulation model for the private placement warrants and public warrants
Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.94%	0.41%
Expected term (years)	5	5
Expected volatility	29.00%	29.00%
Exercise price	$11.50	$11.50
Stock price	$11.79	$10.11

Input	August 7, 2020 (Initial Measurement)	December 31, 2020
Risk-free interest rate	0.28%	0.41%
Expected term (years)	5	5
Expected volatility	28.00%	29.00%
Exercise price	$11.50	$11.50
Stock price	$9.50	$10.11

Schedule of changes in the fair value of warrant liabilities
Warrant Liabilities
Fair value as of December 31,2020	$27,253,333
Change in fair value of warrant liabilities	18,553,333
Fair value as of March 31, 2021	$45,806,666

Warrant Liabilities
Fair value as of June 2, 2020 (inception)	$—
Initial measurement on August 7, 2020(1)	21,313,333
Change in fair value of warrant liabilities	5,940,000
Fair value as of December 31, 2020	$27,253,333

(1)      Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.